Material accounting policies, new accounting standards and new and not yet effective accounting standards (Details 3) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 BRL (R$) shares
Disclosure of classes of share capital [line items]
Maximum maturity period of cash and cash equivalents	3 months	3 months
Period of lease term of short-term leases	12 months	12 months
Share capital | R$	R$ 4,820,815		R$ 4,820,815
Share capital (in shares)	81,002,235
Capital Reserve | R$	R$ 89,627		80,531
Acquisition of shares upon repurchase program | R$	R$ 39,931		23,880	R$ 23,880
Number of shres acquired upon repurchase program	2,647,652	2,647,652
Minimum Period of contract for sale of textbooks and learning systems (in years)	3 years	3 years
Maximum Period of contract for sale of textbooks and learning systems (in years)	5 years	5 years
Sales Return Term from Delivery Date	4 months	4 months
Tax effect of revenues exempt from taxation | R$	R$ 0
Nominal statutory rate on service revenues (as a percent)	9.25%	9.25%
Municipal service tax, statutory rate (as a percent)	5.00%	5.00%
Treasury shares | R$	R$ 59,525		23,880
Treasury shares [member]
Disclosure of classes of share capital [line items]
Share capital (in shares)	1,888,376
Acquisition of shares upon repurchase program	R$ 39,931	$ 8,036	R$ 23,880	23,880
Number of shres acquired upon repurchase program	2,647,652	2,647,652	1,000,000
Treasury shares | R$	R$ 59,525
Cogna Group
Disclosure of classes of share capital [line items]
Share capital | R$	R$ 4,820,815
Class B common shares | Cogna Group
Disclosure of classes of share capital [line items]
Share capital (in shares)	64,436,093
Class A common shares
Disclosure of classes of share capital [line items]
Share capital (in shares)	16,566,142
Class A common shares | Treasury shares [member]
Disclosure of classes of share capital [line items]
Share capital (in shares)	1,888,376
Acquisition of shares upon repurchase program	R$ 39,931	$ 8,036	R$ 23,880	R$ 23,880
Number of shres acquired upon repurchase program			1,000,000	1,000,000